Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Description of Accounting Policy For Segment Reporting [text block] [Abstract]
Schedule of company’s internal financial reporting system
	Products	Kits	Patient Services	Total
Revenues from external customers	16	-	4,404	4,420
Segment loss	5,236	703	4,518	10,457
Unallocated G&A expenses				11,656
Finance income, net				8,171
Loss before income taxes				13,942

	Products	Patient Services	Total
Revenues from external customers	50	4,911	4,961
Segment loss	3,386	3,476	6,862
Unallocated G&A expenses			4,106
Finance expenses, net			3,622
Loss before income taxes from continuing operations			14,590

	Products	Patient Services	Total
Revenues from external customers	41	4,859	4,900
Segment loss	4,243	4,803	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes from continuing operations			12,706